Trade receivables and contract assets (Tables)	12 Months Ended
Dec. 31, 2024
Trade Receivables And Contract Assets [Abstract]
Summary of Trade Receivables and Contract Assets

Trade receivables and contract assets are analyzed as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Trade receivables	302,655	308,425
Allowance for expected credit losses	(6,704)	(6,656)
Total trade receivables	295,951	301,769

Summary of Trade Receivables Breakdown by Geographical Area

Trade receivables breakdown by geographical area is shown below:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
EMEA	147,675	176,638
APAC	43,989	37,574
North America	101,416	79,529
South America	9,575	14,684
Total Trade Receivables	302,655	308,425

Summary of Allowances for Expected Credit Losses on Trade Receivables

Trade receivables are stated net of an allowance for expected credit losses which has been determined in accordance with IFRS 9 amounting to EUR 6,704 thousand and EUR 6,656 thousand for 2024 and 2023 respectively:

	2024	2023
	(EUR thousand)
At January 1	6,656	5,961
Accruals	1,411	1,489
Releases	(1,346)	(807)
Utilizations	(25)	(21)
Exchange differences and other changes	8	34
At December 31	6,704	6,656